COMMITMENTS AND CONTINGENCIES (Narrative) (USD $)	0 Months Ended		1 Months Ended				3 Months Ended		12 Months Ended				0 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended
	Jan. 06, 2014	Oct. 01, 2012	Aug. 31, 2013	Jul. 31, 2013	Jan. 31, 2013	Nov. 30, 2012	Mar. 31, 2014 patents	Mar. 31, 2013	Dec. 31, 2013 patents	Dec. 31, 2012	Mar. 31, 2014 Commitments [Member] patents	Dec. 31, 2013 Commitments [Member] patents	Oct. 01, 2012 Maximum [Member]	Oct. 01, 2012 Minimum [Member]	Dec. 31, 2013 Licensing Agreement [Member]	Dec. 31, 2012 Licensing Agreement [Member]	Nov. 01, 2013 Consultant Agreement [Member]	Oct. 31, 2012 Consultant Agreement [Member]	Mar. 31, 2014 Consultant Agreement [Member]	Mar. 31, 2013 Consultant Agreement [Member]	Jan. 31, 2013 Business development services [Member]	Dec. 31, 2013 Business development services [Member]	Nov. 07, 2013 Distribution and supply agreement [Member]	Dec. 31, 2013 Lease agreements [Member]	Sep. 16, 2013 July, 2013 [Member]. Consultant Agreement [Member]	Mar. 31, 2014 July, 2013 [Member]. Consultant Agreement [Member]	Dec. 31, 2013 July, 2013 [Member]. Consultant Agreement [Member]	Mar. 31, 2014 January, 2013 [Member]	Mar. 31, 2013 January, 2013 [Member]	Dec. 31, 2013 November, 2012 [Member] Consultant Agreement [Member]	Dec. 31, 2012 November, 2012 [Member] Consultant Agreement [Member]	Mar. 31, 2014 January 6, 2014 [Member] Consultant Agreement [Member]
Commitments And Contingencies [Line Items]
Number of patents							16		16		18	18
Royalty for product manufactured, sold and installed															$ 2,000
Payments of royalty															0	10,000
Percentage of additional royalty															10.00%
Term of agreement	1 year	3 months	3 months	6 months											5 years		6 months
Percentage of royalty							5.00%		5.00%
Minimum Royalty Payment Next Twelve Months									15,000
Minimum Royalty Payment Two Years									15,000
Minimum Royalty Payment Thereafter									20,000
Royalty Revenue									15,000	15,000
Royalties accrued									35,000	20,000
Consultant fee	5,000	5,000		4,000		5,500											5,000	5,000	15,000						4,000			0	125,000			30,000
Percentage on sales commission on executed contracts						5.00%
Agreement maturity date						May, 2013
Compensation for services paid in cash									60,000													65,000										15,000
Shares issued as share based compensation																		10,000		30,000
Share issued as share based compensation, shares																				120,000
Payments for additional marketing services									41,875
Common stock fair value compensation for services		10,000	24,000						90,000												5,000	20,000				4,000	42,240					15,000
Development and manufacturing expense					150,000				125,000
Common stock fair value compensation shares for services			24,000	4,000					165,744												20,000	4,878			4,000	833	13,767					3,403
Restricted shares issued	5,000
Rent expense							3,750	0	1,250
Percentage increase in rent expense									3.00%
Term of lease agreement									3 years
2014							11,622																	15,000
2015							15,496																	15,450
2016							15,496																	15,914
Future lease obligation							42,614																	46,364
Description on agreement
The Company entered into a three-year distribution and supply agreement with Voice of Big Data Solutions, Pvt. Ltd. (“VOBD”) for the distribution of the Company’s 3D facial recognition products in India and Sri Lanka on an exclusive basis and The Middle East and Singapore on a non-exclusive basis. The agreement is subject to termination at any time after the initial three-year term by either the Company or VOBD upon sixty (60) days written notice.

Incurred Expenses							$ 520,388	$ 441,251	$ 1,435,099	$ 396,888			$ 300,000	$ 150,000																$ 11,000	$ 5,500